CTIVP® – Westfield Select Large Cap Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Westfield Select Large Cap Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 14.5%
Entertainment 4.7%
Netflix, Inc.(a)	82,610	58,592,795
Roku, Inc.(a)	382,460	28,554,463
Total		87,147,258
Interactive Media & Services 9.8%
Alphabet, Inc., Class A	484,730	80,392,471
Meta Platforms, Inc., Class A	177,095	101,376,262
Total		181,768,733
Total Communication Services		268,915,991
Consumer Discretionary 10.4%
Automobiles 2.2%
Tesla, Inc.(a)	157,070	41,094,224
Broadline Retail 4.9%
Amazon.com, Inc.(a)	482,674	89,936,646
Hotels, Restaurants & Leisure 2.0%
DraftKings, Inc., Class A(a)	954,700	37,424,240
Household Durables 1.3%
Toll Brothers, Inc.	156,540	24,183,865
Total Consumer Discretionary		192,638,975
Financials 9.5%
Capital Markets 3.9%
Ares Management Corp., Class A	279,570	43,568,189
LPL Financial Holdings, Inc.	121,310	28,220,345
Total		71,788,534
Insurance 5.6%
American International Group, Inc.	590,380	43,233,527
Progressive Corp. (The)	237,889	60,366,713
Total		103,600,240
Total Financials		175,388,774
Health Care 7.8%
Biotechnology 6.6%
Ascendis Pharma A/S ADR(a)	617,601	92,214,005
Legend Biotech Corp., ADR(a)	626,880	30,547,863
Total		122,761,868
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.2%
DexCom, Inc.(a)	323,030	21,655,931
Total Health Care		144,417,799
Industrials 15.9%
Aerospace & Defense 9.1%
Axon Enterprise, Inc.(a)	192,930	77,094,828
TransDigm Group, Inc.	63,680	90,879,638
Total		167,974,466
Electrical Equipment 4.2%
GE Vernova, Inc.(a)	97,240	24,794,255
Vertiv Holdings Co.	537,030	53,429,115
Total		78,223,370
Ground Transportation 1.4%
Union Pacific Corp.	105,410	25,981,457
Trading Companies & Distributors 1.2%
FTAI Aviation Ltd.	171,700	22,818,930
Total Industrials		294,998,223
Information Technology 39.7%
Semiconductors & Semiconductor Equipment 15.9%
ASML Holding NV	28,020	23,347,665
Broadcom, Inc.	271,170	46,776,825
Micron Technology, Inc.	255,780	26,526,944
NVIDIA Corp.	1,396,100	169,542,384
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	161,490	28,045,968
Total		294,239,786
Software 16.1%
Cadence Design Systems, Inc.(a)	151,830	41,150,485
Microsoft Corp.	352,112	151,513,794
SAP SE, ADR	149,610	34,275,651
ServiceNow, Inc.(a)	78,870	70,540,539
Total		297,480,469

CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – Westfield Select Large Cap Growth Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	609,640	142,046,120
Total Information Technology		733,766,375
Total Common Stocks (Cost $1,648,725,385)		1,810,126,137

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	43,715,774	43,711,402
Total Money Market Funds (Cost $43,710,229)		43,711,402
Total Investments in Securities (Cost: $1,692,435,614)		1,853,837,539
Other Assets & Liabilities, Net		(3,407,613)
Net Assets		1,850,429,926
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	2,968,136	2,065,250,301	(2,024,508,201)	1,166	43,711,402	62,528	1,213,945	43,715,774
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7035_12_C01_(11/24)